Expected credit loss measurement - Credit impaired financial instruments at amortized cost (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Foreclosed Property [Line Items]
Foreclosed Assets	$ 86	$ 60
UBS AG
Disclosure Of Foreclosed Property [Line Items]
Foreclosed Assets	$ 86	$ 60